Commitments And Contingencies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Jan. 01, 2011 USD ($)	Jan. 02, 2010 USD ($)	Dec. 31, 2011 British Columbia Class Action Matters [Member]	Dec. 31, 2011 Ontario Class Action Matters [Member] USD ($)	Dec. 31, 2011 Ontario Class Action Matters [Member] CAD	Dec. 31, 2011 Individual Ontario Case [Member]	Dec. 31, 2011 Nevada Federal Court Lawsuit [Member]	Dec. 31, 2011 Silzone Product Liability Insurance [Member] USD ($)	Dec. 31, 2011 Minimum [Member] Nevada Federal Court Lawsuit [Member] USD ($)	Dec. 31, 2011 Minimum Damages Ontario [Member] Individual Ontario Case [Member] USD ($)
Commitments And Contingencies [Line Items]
Future minimum lease payments under leases, 2012	$ 41,000,000
Future minimum lease payments under leases, 2013	31,600,000
Future minimum lease payments under leases, 2014	23,200,000
Future minimum lease payments under leases, 2015	16,500,000
Future minimum lease payments under leases, 2016	12,500,000
Future minimum lease payments under leases, Thereafter	17,400,000
Rent expense under operating leases	44,600,000	36,300,000	33,500,000
Number of outstanding class actions					2	2	1	1
Number of proposed class actions				1
Outstanding class actions					2,000,000,000	2,000,000,000
Minimum damage loss claimed										75,000	1,200,000
Remaining insurance coverage for Silzone claims									$ 15,000,000
Number of insurance carriers									2